LOANS	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
LOANS

NOTE 3 - LOANS

The components of loans are as follows:

	At December 31,
	2015	2014
Real estate loans:
One-to-four family	$110,792,710	$117,591,822
Multi-family	41,182,067	41,391,862
Commercial	153,634,426	129,415,314
Construction and land	13,588,626	28,590,745
	319,197,829	316,989,743

Commercial business	89,743,511	73,984,867

Consumer:
Home equity	13,656,008	13,523,985
Automobile and other	3,523,696	1,772,431
	17,179,704	15,296,416

Total gross loans	426,121,044	406,271,026
Deferred loan origination costs, net	228,764	194,820
Allowance for loan losses	(5,886,225)	(5,561,442)

Loans, net	$420,463,583	$400,904,404

On occasion, the Company originates loans secured by single-family dwellings with loan to value ratios exceeding 90%. As of December 31, 2015 and December 31, 2014, these loans represented 2.07% and 2.17%, respectively, of our combined one-to-four family and home equity portfolios. The Company does not consider the level of such loans to be a significant concentration of credit as of December 31, 2015 or December 31, 2014.

The recorded investment in loans does not include accrued interest and loan origination fees due to immateriality. The allowance for loan losses does not include a component for undisbursed loan commitments; rather, this amount is included in other liabilities.

The following tables present our past-due loans, segregated by class:

December 31, 2015

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$331,479	$259,240	$33,839	$624,558	$110,168,152	$110,792,710	$-
Multi-family	-	-	-	-	41,182,067	41,182,067	-
Commercial	-	-	111,706	111,706	153,522,720	153,634,426	-
Construction and land	-	-	-	-	13,588,626	13,588,626	-
	331,479	259,240	145,545	736,264	318,461,565	319,197,829	-

Commercial business	-	-	87,254	87,254	89,656,257	89,743,511	-

Consumer:
Home equity	57,625	-	89,407	147,032	13,508,976	13,656,008	-
Automobile and other	500	-	-	500	3,523,196	3,523,696	-
	58,125	-	89,407	147,532	17,032,172	17,179,704	-

Total	$389,604	$259,240	$322,206	$971,050	$425,149,994	$426,121,044	$-

December 31, 2014

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$843,185	$166,965	$408,228	$1,418,378	$116,173,444	$117,591,822	$-
Multi-family	-	-	-	-	41,391,862	41,391,862	-
Commercial	100,220	-	29,810	130,030	129,285,284	129,415,314	-
Construction and land	-	-	-	-	28,590,745	28,590,745	-
	943,405	166,965	438,038	1,548,408	315,441,335	316,989,743	-

Commercial business	-	25,095	-	25,095	73,959,772	73,984,867	-

Consumer:
Home equity	41,930	-	48,088	90,018	13,433,967	13,523,985	-
Automobile and other	-	-	-	-	1,772,431	1,772,431	-
	41,930	-	48,088	90,018	15,206,398	15,296,416	-

Total	$985,335	$192,060	$486,126	$1,663,521	$404,607,505	$406,271,026	$-

All loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, there is reasonable probability of loss of principal or collection of additional interest is deemed insufficient to warrant further accrual. Generally, we place all loans 90 days or more past due on non-accrual status. However, exceptions may occur when a loan is in process of renewal, but it has not yet been completed. In addition, we may place any loan on non-accrual status if any part of it is classified as loss or if any part has been charged-off. When a loan is placed on non-accrual status, total interest accrued and unpaid to date is reversed. Subsequent payments are either applied to the outstanding principal balance or recorded as interest income, depending on the assessment of the ultimate collectability of the loan.

Year-end non-accrual loans, segregated by class, are as follows:

	At December 31,
	2015	2014
Real estate loans:
One-to-four family	$601,833	$589,170
Multi-family	995,659	1,340,779
Commercial	1,245,023	1,242,009
Construction and land	-	1,431,619
	2,842,515	4,603,577

Commercial business	263,233	25,095

Consumer:
Home equity	124,627	48,088
Automobile and other	8,558	-
	133,185	48,088

Total non-accrual loans	$3,238,933	$4,676,760

The following tables present the activity in the allowance for loan losses for the years ended December 31, 2015 and 2014. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

Year ended December 31, 2015

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,119,762	$(25,258)	$21,576	$23,650	$1,139,730
Multi-family	436,833	-	11,753	25,782	474,368
Commercial	1,650,290	(79,248)	11,923	401,123	1,984,088
Construction and land	1,194,917	-	811,350	(1,508,275)	497,992
	4,401,802	(104,506)	856,602	(1,057,720)	4,096,178

Commercial business	951,215	-	73,761	409,711	1,434,687

Consumer
Home equity	198,150	-	-	81,520	279,670
Automobile and other	10,275	(1,900)	826	66,489	75,690
	208,425	(1,900)	826	148,009	355,360

Total	$5,561,442	$(106,406)	$931,189	$(500,000)	$5,886,225

Year ended December 31, 2014

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,424,663	$(263,258)	$466,287	$(507,930)	$1,119,762
Multi-family	661,358	-	-	(224,525)	436,833
Commercial	1,454,455	(1,876)	-	197,711	1,650,290
Construction and land	668,085	-	230,000	296,832	1,194,917
	4,208,561	(265,134)	696,287	(237,912)	4,401,802

Commercial business	1,219,080	(190,255)	13,048	(90,658)	951,215

Consumer
Home equity	116,478	(43,519)	9,402	115,789	198,150
Automobile and other	46,549	-	945	(37,219)	10,275
	163,027	(43,519)	10,347	78,570	208,425

Total	$5,590,668	$(498,908)	$719,682	$(250,000)	$5,561,442

The following tables separate the allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively as of December 31, 2015 and 2014:

December 31, 2015

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$116,724	$1,023,006	$1,139,730	$905,974	$109,886,736	$110,792,710
Multi-family	-	474,368	474,368	995,659	40,186,408	41,182,067
Commercial	183,966	1,800,122	1,984,088	2,735,652	150,898,774	153,634,426
Construction and land	-	497,992	497,992	186,888	13,401,738	13,588,626
	300,690	3,795,488	4,096,178	4,824,173	314,373,656	319,197,829

Commercial business	259,787	1,174,900	1,434,687	586,103	89,157,408	89,743,511

Consumer:
Home equity	49,782	229,888	279,670	141,649	13,514,359	13,656,008
Automobile and other	-	75,690	75,690	8,558	3,515,138	3,523,696
	49,782	305,578	355,360	150,207	17,029,497	17,179,704

Total	$610,259	$5,275,966	$5,886,225	$5,560,483	$420,560,561	$426,121,044

December 31, 2014

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$91,688	$1,028,074	$1,119,762	$1,266,717	$116,325,105	$117,591,822
Multi-family	-	436,833	436,833	1,340,779	40,051,083	41,391,862
Commercial	155,863	1,494,427	1,650,290	2,267,362	127,147,952	129,415,314
Construction and land	-	1,194,917	1,194,917	1,639,030	26,951,715	28,590,745
	247,551	4,154,251	4,401,802	6,513,888	310,475,855	316,989,743

Commercial business	115,446	835,769	951,215	140,541	73,844,326	73,984,867

Consumer:
Home equity	9,902	188,248	198,150	65,452	13,458,533	13,523,985
Automobile and other	-	10,275	10,275	-	1,772,431	1,772,431
	9,902	198,523	208,425	65,452	15,230,964	15,296,416

Total	$372,899	$5,188,543	$5,561,442	$6,719,881	$399,551,145	$406,271,026

Credit Quality Indicators: As part of the on-going monitoring of the credit quality of the Company’s loan portfolio, management categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt and comply with various terms of their loan agreements. The Company considers current financial information, historical payment experience, credit documentation, public information and current economic trends. Generally, all sizeable credits receive a financial review no less than annually to monitor and adjust, if necessary, the credit’s risk profile. Credits classified as watch generally receive a review more frequently than annually. The risk category of homogeneous loans such as consumer loans and smaller balance loans is evaluated when the loan becomes delinquent. For special mention, substandard, and doubtful credit classifications, the frequency of review is increased to no less than quarterly in order to determine potential impact on credit loss estimates.

The Company categorizes loans into the following risk categories based on relevant information about the ability of borrowers to service their debt:

Pass - A pass asset is well protected by the current worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell, of any underlying collateral in a timely manner. Pass assets also include certain assets considered watch, which are still protected by the worth and paying capacity of the borrower but deserve closer attention and a higher level of credit monitoring.

Special Mention - A special mention asset has potential weaknesses that deserve management’s close attention. The asset may also be subject to a weak or speculative market or to economic conditions, which may, in the future adversely affect the obligor. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Special mention assets are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

Substandard - A substandard asset is an asset with a well-defined weakness that jeopardizes repayment, in whole or in part, of the debt. These credits are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. These assets are characterized by the distinct possibility that the institution will sustain some loss of principal and/or interest if the deficiencies are not corrected. It is not necessary for a loan to have an identifiable loss potential in order to receive this rating.

Doubtful - An asset that has all the weaknesses inherent in the substandard classification, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable. The possibility of loss is extremely likely, but it is not identified at this point due to pending factors.

Loss - An asset, or portion thereof, classified as loss is considered uncollectible and of such little value that its continuance on the Company’s books as an asset is not warranted. This classification does not necessarily mean that an asset has no recovery or salvage value; rather, there is much doubt about whether, how much, or when the recovery would occur. As such, it is not practical or desirable to defer the write-off. Therefore, there is no balance to report at December 31, 2015 or 2014.

The following tables present our credit quality indicators, segregated by class, as of December 31, 2015 and 2014:

December 31, 2015

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$109,161,526	$772,127	$859,057	$-	$110,792,710
Multi-family	37,571,827	2,614,581	995,659	-	41,182,067
Commercial	143,837,755	5,295,878	4,500,793	-	153,634,426
Construction and land	13,143,977	-	444,649	-	13,588,626
	303,715,085	8,682,586	6,800,158	-	319,197,829

Commercial business	85,604,981	3,323,003	815,527	-	89,743,511

Consumer:
Home equity	13,504,552	-	68,241	83,215	13,656,008
Automobile and other	3,510,289	-	4,849	8,558	3,523,696
	17,014,841	-	73,090	91,773	17,179,704

Total	$406,334,907	$12,005,589	$7,688,775	$91,773	$426,121,044

December 31, 2014

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$116,218,120	$280,067	$936,372	$157,263	$117,591,822
Multi-family	37,340,022	2,711,061	1,340,779	-	41,391,862
Commercial	113,447,231	12,016,499	3,951,584	-	129,415,314
Construction and land	26,892,171	-	1,698,574	-	28,590,745
	293,897,544	15,007,627	7,927,309	157,263	316,989,743

Commercial business	73,372,401	471,925	140,541	-	73,984,867

Consumer:
Home equity	13,444,685	-	79,300	-	13,523,985
Automobile and other	1,772,431	-	-	-	1,772,431
	15,217,116	-	79,300	-	15,296,416

Total	$382,487,061	$15,479,552	$8,147,150	$157,263	$406,271,026

The following tables provide details of impaired loans, segregated by class, as of and for the periods indicated. The unpaid contractual balance represents the recorded balance prior to any partial charge-offs. The recorded investment represents customer balances net of any partial charge-offs recognized on the loans.

	As of December 31, 2015			As of December 31, 2014

	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real estate loans:
One-to-four family	$648,750	$648,750	$-	$551,510	$467,191	$-
Multi-family	1,478,137	995,659	-	1,823,257	1,340,779	-
Commercial	2,246,797	2,193,291	-	768,533	768,533	-
Construction and land	186,888	186,888	-	3,412,264	1,639,030	-
	4,560,572	4,024,588	-	6,555,564	4,215,533	-

Commercial business	87,254	87,254	-	215,350	25,095	-

Consumer:
Home equity	52,242	52,242	-	55,550	55,550	-
Automobile and other	8,558	8,558	-	-	-	-
	60,800	60,800	-	55,550	55,550	-
Subtotal	$4,708,626	$4,172,642	$-	$6,826,464	$4,296,178	$-

With an allowance recorded:
Real estate loans:
One-to-four family	$257,224	$257,224	$116,724	$851,010	$799,526	$91,688
Commercial	685,759	542,361	183,966	1,691,064	1,498,829	155,863
	942,983	799,585	300,690	2,542,074	2,298,355	247,551

Commercial business	498,849	498,849	259,787	115,446	115,446	115,446

Consumer:
Home equity	89,407	89,407	49,782	9,902	9,902	9,902
Subtotal	1,531,239	1,387,841	610,259	2,667,422	2,423,703	372,899
Total	$6,239,865	$5,560,483	$610,259	$9,493,886	$6,719,881	$372,899

	For the year ended December 31, 2015			For the year ended December 31, 2014

	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real estate loans:
One-to-four family	$710,678	$2,200	$-	$633,963	$2,306	$-
Multi-family	1,123,043	30	-	1,309,419	30	-
Commercial	1,417,242	26,003	-	853,898	7,709	-
Construction and land	745,332	2,144	-	1,183,097	2,376	-
	3,996,295	30,377	-	3,980,377	12,421	-

Commercial business	22,470	389	-	345,137	-	-

Consumer:
Home equity	53,926	1,096	-	106,734	1,101	-
Automobile and other	1,712	-	-	-	-	-
	55,638	1,096	-	106,734	1,101	-
Subtotal	$4,074,403	$31,862	$-	$4,432,248	$13,522	$-

With an allowance recorded:
Real estate loans:
One-to-four family	$481,678	$8,968	$-	$667,999	$11,874	$-
Multi-family	-	-	-	414,443	-	-
Commercial	933,199	8,823	-	1,367,490	18,584	-
Construction and land	-	2,430	-	53,062	2,430	-
	1,414,877	20,221	-	2,502,994	32,888	-

Commercial business	305,930	11,498	-	121,785	8,577	-

Consumer:
Home equity	58,779	68	-	2,475	-	-
Automobile and other	394	-	-	-	-	-
	59,173	68	-	2,475	-	-
Subtotal	1,779,980	31,787	-	2,627,254	41,465	-
Total	$5,854,383	$63,649	$-	$7,059,502	$54,987	$-

Troubled Debt Restructurings:

During the years ending December 31, 2015 and 2014, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: (1) payment and maturity changes not available in the market; and (2) a reduction of the stated interest rate of the loan.

The Company had allocations of $380,593 of specific reserves on $3,925,262 of loans to customers whose loan terms were modified in troubled debt restructurings as of December 31, 2015. The Company had allocations of $328,442 of specific reserves on $5,661,342 of loans to customers whose loan terms were modified in troubled debt restructurings as of December 31, 2014. The Company had no commitments to lend additional amounts as of December 31, 2015 to customers with outstanding loans that are classified as troubled debt restructurings. The amount the Company had committed to lend to loan customers that are classified as troubled debt restructurings was not material as of December 31, 2014.

The following tables present loans, by class, modified as troubled debt restructurings that occurred during the years ended December 31, 2015 and 2014:

Year ended December 31, 2015

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Commercial	2	$1,000,116	$1,000,116

Commercial business	1	162,167	$162,167

Consumer:
Home equity	1	35,221	35,221

Total	4	$1,197,504	$1,197,504

The troubled debt restructurings described above resulted in a net increase in the allowance for loan losses of $27,897 but resulted in no charge offs during the year ended December 31, 2015.

Year ended December 31, 2014

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	2	$504,465	$504,465
Construction and land	1	985,787	985,787

Total	3	$1,490,252	$1,490,252

The troubled debt restructurings described above resulted in a net increase in the allowance for loan losses of $46,420 but resulted in no charge offs during the year ended December 31, 2014.

There were no payment defaults within twelve months following the modifications during the years ended December 31, 2015 and 2014.

A loan is considered to be in payment default once it is 60 days contractually past due under the modified terms.

Loans to Affiliates:

The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, executive officers, their immediate families, and companies in which these individuals have a 10% or more beneficial ownership. Changes in these loans for the years ended December 31, 2015 and 2014 are summarized as follows:

	Year Ended
	December 31,
	2015	2014
Balance, beginning of year	$11,845,673	$7,932,877
Additions	1,219,504	7,066,199
Repayments	(1,231,984)	(3,050,455)
Change in status of borrower	-	(102,948)

Balance, end of year	$11,833,193	$11,845,673

The change in status of borrower represents the loans that are no longer required to be reported due to an executive officer or director no longer being associated with the Company.